Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2020	Mar. 23, 2020	Jan. 01, 2020	Jul. 01, 2019	Jan. 29, 2018
Related Party Transactions (Details) [Line Items]
Loan receivable from related party	$ 92,831	$ 78,624
Percentage of shareholder of the Company				19.00%	1.40%	35.00%	4.90%	100.00%
Percentage of shareholders provide advances for the company	1.70%
Expenses paid on behalf of the company	$ 4,000	$ 179,503	$ 26,480
Related Party Transaction, Description of Transaction		the Company acquire 75.1% of equity interests in MMBD Trading from Xiangdong Wen and Zhen Fan by cash payment of $185,000. See NOTE 9 for details.
Working capital needs contributed by shareholders			$ 5,448
Xiangdong Wen [Member]
Related Party Transactions (Details) [Line Items]
Percentage of shareholder of the Company	14.90%
Zhen Fan [Member]
Related Party Transactions (Details) [Line Items]
Percentage of shareholder of the Company	13.00%